Consolidated Schedule of Investments (unaudited) November 30, 2020	iShares® MSCI Emerging Markets Min Vol Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 0.1%
Raia Drogasil SA	619,400	$2,972,715
Telefonica Brasil SA	347,500	2,887,151

		5,859,866

China — 35.6%
Agricultural Bank of China Ltd., Class A	22,068,398	11,034,283
Agricultural Bank of China Ltd., Class H	65,201,000	24,726,339
Alibaba Group Holding Ltd., ADR(a)	242,270	63,804,227
ANTA Sports Products Ltd.	1,834,000	24,934,357
AVIC Jonhon Optronic Technology Co. Ltd., Class A	743,086	6,662,980
Bank of Beijing Co. Ltd., Class A	8,249,624	6,118,309
Bank of China Ltd., Class A	23,680,500	11,876,329
Bank of China Ltd., Class H	86,493,000	30,569,599
Bank of Communications Co. Ltd., Class A	15,387,974	11,014,880
Bank of Communications Co. Ltd., Class H	9,681,000	5,357,174
Bank of Hangzhou Co. Ltd., Class A	3,641,493	8,412,023
Bank of Jiangsu Co. Ltd., Class A	7,792,914	7,378,453
Bank of Ningbo Co. Ltd., Class A	517,296	2,900,968
Bank of Shanghai Co. Ltd., Class A	9,577,032	11,745,780
BeiGene Ltd., ADR(a)	63,033	16,116,908
Beijing Capital International Airport Co. Ltd., Class H	6,422,000	4,812,876
Beijing Sinnet Technology Co. Ltd., Class A	1,040,473	3,020,241
Beijing Tiantan Biological Products Corp. Ltd., Class A	846,795	5,115,556
BOE Technology Group Co. Ltd., Class A	4,807,900	3,953,030
BYD Co. Ltd., Class H(b)	302,500	7,105,482
CGN Power Co. Ltd., Class H(c)	51,937,000	11,120,983
China CITIC Bank Corp. Ltd., Class H	16,335,000	7,058,658
China Construction Bank Corp., Class A	2,573,284	2,796,219
China Construction Bank Corp., Class H	6,883,000	5,398,083
China Everbright Bank Co. Ltd., Class H	5,339,000	2,079,817
China Gas Holdings Ltd.	1,782,600	6,564,751
China Huishan Dairy Holdings Co. Ltd.(a)(d)	22,241,266	29
China Life Insurance Co. Ltd., Class H	1,379,000	3,127,097
China Mengniu Dairy Co. Ltd.	2,381,000	12,039,368
China Minsheng Banking Corp. Ltd., Class A	14,644,054	11,795,452
China Mobile Ltd.	6,555,000	39,232,764
China National Medicines Corp. Ltd., Class A	508,800	3,456,464
China Petroleum & Chemical Corp., Class H	39,744,000	17,994,381
China Resources Beer Holdings Co. Ltd.	3,634,000	26,836,053
China Resources Gas Group Ltd.	1,964,000	9,462,161
China Shenhua Energy Co. Ltd., Class A	1,979,813	5,903,378
China Shenhua Energy Co. Ltd., Class H	971,000	1,876,244
China Telecom Corp. Ltd., Class H	80,850,000	24,403,612
China Tourism Group Duty Free Corp. Ltd., Class A	745,081	21,877,013
China Tower Corp. Ltd., Class H(c)	95,906,000	15,092,592
China Yangtze Power Co. Ltd., Class A	14,833,705	45,335,574
CRRC Corp. Ltd., Class H	7,916,000	3,175,590
Dali Foods Group Co. Ltd.(c)	4,228,500	2,618,097
Daqin Railway Co. Ltd., Class A	10,035,533	10,340,643
ENN Energy Holdings Ltd.	863,800	11,443,052
Fiberhome Telecommunication Technologies Co. Ltd., Class A	789,582	2,983,155
Foshan Haitian Flavouring & Food Co. Ltd., Class A	174,194	4,214,574
Fuyao Glass Industry Group Co. Ltd., Class A	902,803	5,501,926
GD Power Development Co. Ltd., Class A	8,860,800	2,895,268
GDS Holdings Ltd., ADR(a)	23,342	2,101,480
Giant Network Group Co. Ltd., Class A	1,122,853	3,044,354
Glodon Co. Ltd., Class A	399,788	4,076,896
GOME Retail Holdings Ltd.(a)(b)	103,775,000	12,315,124

Security	Shares	Value

China (continued)
Gree Electric Appliances Inc. of Zhuhai, Class A	270,895	$2,743,553
Guangdong Haid Group Co. Ltd., Class A	1,066,688	9,125,277
Guangdong Investment Ltd.	26,012,000	43,216,325
Guangzhou Haige Communications Group Inc. Co., Class A	1,555,600	2,910,271
Haidilao International Holding Ltd.(b)(c)	2,931,000	19,224,940
Haier Electronics Group Co. Ltd.(b)	3,290,000	15,680,813
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	1,057,283	7,338,371
Hangzhou Tigermed Consulting Co. Ltd., Class H(a)(c)	656,100	11,044,315
Hansoh Pharmaceutical Group Co. Ltd.(a)(c)	5,228,000	25,120,026
Henan Shuanghui Investment & Development Co. Ltd., Class A	1,159,994	8,130,597
Hengan International Group Co. Ltd.	2,083,500	14,378,233
Hengtong Optic-Electric Co. Ltd., Class A	1,318,200	2,966,974
Hualan Biological Engineering Inc., Class A	492,480	3,221,353
Huaxia Bank Co. Ltd., Class A	5,971,120	5,925,792
Iflytek Co. Ltd., Class A	632,900	3,676,234
Industrial & Commercial Bank of China Ltd., Class A	2,671,500	2,159,953
Industrial & Commercial Bank of China Ltd., Class H	57,833,000	36,702,787
Industrial Bank Co. Ltd., Class A	5,021,012	16,039,890
JD.com Inc., ADR(a)	481,749	41,117,277
Jiangsu Expressway Co. Ltd., Class H	13,748,000	15,463,729
Jiangsu Hengrui Medicine Co. Ltd., Class A	1,475,331	19,280,346
Jinyu Bio-Technology Co. Ltd., Class A	759,204	2,795,692
Jointown Pharmaceutical Group Co. Ltd., Class A(a)	1,266,178	3,384,839
Kingdee International Software Group Co. Ltd.	2,317,000	8,084,469
Kweichow Moutai Co. Ltd., Class A	24,290	6,326,929
Laobaixing Pharmacy Chain JSC, Class A	268,742	2,936,988
Lenovo Group Ltd.	19,078,000	13,608,686
Meituan, Class B(a)	1,059,100	39,618,059
Microport Scientific Corp.	609,000	2,627,675
NetEase Inc., ADR	121,979	11,023,242
New Oriental Education & Technology Group Inc., ADR(a)	151,223	24,929,111
PetroChina Co. Ltd., Class A	2,845,400	1,863,794
PetroChina Co. Ltd., Class H	37,754,000	12,028,685
Pinduoduo Inc., ADR(a)(b)	185,817	25,793,258
Ping An Insurance Group Co. of China Ltd., Class H	762,500	8,950,339
Postal Savings Bank of China Co. Ltd., Class H(c)	39,992,000	22,594,642
SAIC Motor Corp. Ltd., Class A	1,150,144	4,633,822
Sangfor Technologies Inc., Class A	111,000	3,402,226
SDIC Power Holdings Co. Ltd., Class A	4,576,172	6,586,121
Shandong Gold Mining Co. Ltd., Class A	2,457,068	8,902,271
Shandong Gold Mining Co. Ltd., Class H(c)	853,000	1,927,708
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	2,960,000	6,124,270
Shanghai Jahwa United Co. Ltd., Class A	452,500	2,577,482
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	14,145,042	11,004,843
Shanghai M&G Stationery Inc., Class A	364,600	4,031,687
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	2,990,200	5,060,487
Shanghai Pudong Development Bank Co. Ltd., Class A	7,104,368	10,861,776
Shenzhen International Holdings Ltd.	1,959,000	3,219,305
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	94,500	4,844,957
Shenzhou International Group Holdings Ltd.	2,019,400	34,175,463
Sichuan Chuantou Energy Co. Ltd., Class A	2,971,557	4,710,270
Sino Biopharmaceutical Ltd.	7,135,000	7,178,716
Sinopec Shanghai Petrochemical Co. Ltd., Class A	3,769,064	2,027,749

1

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Emerging Markets Min Vol Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Sinopharm Group Co. Ltd., Class H	1,982,800	$4,900,412
Songcheng Performance Development Co. Ltd., Class A	1,780,759	5,217,826
Sun Art Retail Group Ltd.	9,088,500	9,542,778
Suning.com Co. Ltd., Class A	2,525,179	3,511,484
TAL Education Group, ADR(a)	245,543	17,202,743
Tencent Holdings Ltd.	459,300	33,355,163
Tencent Music Entertainment Group, ADR(a)	241,835	4,053,155
Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	361,300	2,090,943
Topchoice Medical Corp., Class A(a)	216,399	6,896,208
TravelSky Technology Ltd., Class H	1,435,000	3,254,086
Uni-President China Holdings Ltd.	2,083,000	1,878,126
Vipshop Holdings Ltd., ADR(a)(b)	114,923	2,935,133
Want Want China Holdings Ltd.(b)	3,657,000	2,495,392
Wens Foodstuffs Group Co. Ltd., Class A	703,289	2,062,854
WuXi AppTec Co. Ltd., Class H(c)	485,220	7,260,306
Xiaomi Corp., Class B(a)(c)	6,690,600	22,870,158
Yum China Holdings Inc.	814,432	45,917,676
Yunnan Baiyao Group Co. Ltd., Class A	393,567	5,698,391
Zhaojin Mining Industry Co. Ltd., Class H	11,743,500	15,087,425
Zhejiang Supor Co. Ltd., Class A	180,385	1,915,988
Zhongjin Gold Corp. Ltd., Class A	2,720,668	3,940,450
Zhongsheng Group Holdings Ltd.	945,500	7,098,110
Zhuzhou CRRC Times Electric Co. Ltd., Class H	580,000	1,825,476
Zijin Mining Group Co. Ltd., Class A	9,061,900	12,794,178
ZTE Corp., Class H	1,401,000	3,614,318
ZTO Express Cayman Inc., ADR	533,635	15,069,852

		1,460,611,894

Czech Republic — 0.2%
CEZ AS	106,086	2,250,523
Komercni Banka AS(a)	228,285	6,114,578

		8,365,101

Egypt — 0.3%
Commercial International Bank Egypt SAE	2,827,814	11,213,932

Greece — 0.3%
Hellenic Telecommunications Organization SA	672,009	11,229,879
JUMBO SA	146,347	2,624,153

		13,854,032

Hungary — 0.6%
OTP Bank Nyrt(a)	159,722	6,347,631
Richter Gedeon Nyrt	830,563	19,713,511

		26,061,142

India — 10.4%
Asian Paints Ltd.	876,520	26,219,998
Bajaj Auto Ltd.	211,042	9,043,833
Britannia Industries Ltd.	353,971	17,388,523
Cipla Ltd.	320,531	3,227,113
Colgate-Palmolive India Ltd.	137,078	2,801,856
Dabur India Ltd.	3,012,496	20,331,106
Divi’s Laboratories Ltd.	64,469	3,138,387
Dr. Reddy’s Laboratories Ltd.	204,301	13,321,756
Eicher Motors Ltd.	455,890	15,603,296
HCL Technologies Ltd.	3,092,189	34,326,456
Hindustan Petroleum Corp. Ltd.	416	1,176
Hindustan Unilever Ltd.	1,018,798	29,415,396
Housing Development Finance Corp. Ltd.	321,775	9,803,424
Infosys Ltd.	3,471,341	51,561,821

Security	Shares	Value

India (continued)
Ipca Laboratories Ltd.	180,673	$5,286,161
ITC Ltd.	775,110	2,026,838
Lupin Ltd.	367,870	4,429,963
Marico Ltd.	2,962,105	14,707,280
Maruti Suzuki India Ltd.	27,494	2,612,099
MRF Ltd.	12,961	13,605,478
Nestle India Ltd.	32,059	7,744,138
Page Industries Ltd.	38,805	11,923,448
Petronet LNG Ltd.	2,520,627	8,551,710
Pidilite Industries Ltd.	163,326	3,401,989
Power Grid Corp. of India Ltd.	2,011,059	5,224,782
Reliance Industries Ltd.	416,520	10,853,916
Sun Pharmaceutical Industries Ltd.	665,647	4,598,914
Tata Consultancy Services Ltd.	1,057,005	38,246,650
Tech Mahindra Ltd.	1,565,188	18,532,333
Titan Co. Ltd.	540,862	9,941,380
Wipro Ltd.	6,298,120	29,808,302

		427,679,522

Kuwait — 1.5%
Mobile Telecommunications Co. KSC	17,623,567	33,478,151
National Bank of Kuwait SAKP	10,747,617	29,517,732

		62,995,883

Malaysia — 4.7%
DiGi.Com Bhd	12,256,800	12,034,168
Fraser & Neave Holdings Bhd	1,129,200	8,997,013
HAP Seng Consolidated Bhd	1,783,000	3,610,641
Hong Leong Bank Bhd	3,774,300	15,916,169
IHH Healthcare Bhd	13,384,200	18,463,231
IOI Corp. Bhd	1,943,700	2,084,921
Kuala Lumpur Kepong Bhd	2,178,900	12,568,520
Malayan Banking Bhd	20,743,000	40,223,294
Maxis Bhd(b)	6,959,200	8,370,172
Nestle Malaysia Bhd	546,300	17,968,630
Petronas Chemicals Group Bhd	4,511,100	7,108,803
Petronas Dagangan Bhd	1,075,600	5,480,966
PPB Group Bhd	2,851,800	13,020,000
Public Bank Bhd	2,528,380	10,798,677
Tenaga Nasional Bhd	4,823,900	11,935,423
Westports Holdings Bhd	3,205,100	3,382,899

		191,963,527

Mexico — 0.6%
Gruma SAB de CV, Class B	299,260	3,301,488
Wal-Mart de Mexico SAB de CV	8,351,300	22,062,696

		25,364,184

Pakistan — 0.1%
MCB Bank Ltd.	2,539,076	2,820,222

Peru — 0.8%
Cia. de Minas Buenaventura SAA, ADR	364,294	4,043,663
Credicorp Ltd.	178,706	27,504,641

		31,548,304

Philippines — 2.1%
Aboitiz Power Corp.	15,673,600	8,394,243
Bank of the Philippine Islands	7,876,458	13,597,047
BDO Unibank Inc.	9,101,393	19,554,366
Globe Telecom Inc.	375,300	15,205,582
International Container Terminal Services Inc.	3,744,600	9,096,699
Manila Electric Co.	1,451,640	8,502,118
Metropolitan Bank & Trust Co.	4,445,803	4,433,782

2

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Emerging Markets Min Vol Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Philippines (continued)
SM Investments Corp.	117,825	$2,377,085
Universal Robina Corp.	2,362,100	6,976,252

		88,137,174

Poland — 0.1%
Cyfrowy Polsat SA	537,631	3,829,975

Qatar — 2.2%
Masraf Al Rayan QSC	23,259,364	26,770,211
Qatar Electricity & Water Co. QSC	4,307,688	20,888,223
Qatar Fuel QSC	1,171,583	5,842,126
Qatar Islamic Bank SAQ	3,556,308	15,969,836
Qatar National Bank QPSC	4,453,511	21,271,217

		90,741,613

Russia — 0.9%
Polymetal International PLC	400,653	8,356,125
Polyus PJSC	124,481	23,632,595
Rosneft Oil Co. PJSC	889,530	5,204,381

		37,193,101

Saudi Arabia — 7.7%
Abdullah Al Othaim Markets Co.	410,239	13,913,081
Advanced Petrochemical Co.	433,363	7,106,016
Al Rajhi Bank	1,649,428	32,895,327
Alinma Bank(a)	5,142,549	22,129,990
Bank AlBilad	1,048,599	7,380,956
Bank Al-Jazira	1,184,105	4,331,552
Bupa Arabia for Cooperative Insurance Co.(a)	433,060	14,502,303
Co for Cooperative Insurance (The)(a)	442,514	9,922,526
Dr Sulaiman Al Habib Medical Services Group Co.	104,561	3,233,903
Emaar Economic City(a)	963,489	2,527,791
Etihad Etisalat Co.(a)	3,097,150	24,525,504
Jarir Marketing Co.	661,532	31,042,935
Mobile Telecommunications Co.(a)	2,013,705	7,312,607
Saudi Airlines Catering Co.	452,047	9,545,705
Saudi Arabian Fertilizer Co.	795,637	17,395,146
Saudi Basic Industries Corp.	1,011,461	26,131,971
Saudi Electricity Co.	1,651,940	9,496,034
Saudi Telecom Co.	2,152,406	61,864,600
Savola Group (The)	276,364	3,393,207
Yanbu National Petrochemical Co.	439,714	7,210,156

		315,861,310

South Korea — 7.3%
BGF retail Co. Ltd.	21,777	2,469,851
Celltrion Healthcare Co. Ltd.(a)	23,759	2,621,638
Celltrion Inc.(a)	23,951	7,359,216
CJ Logistics Corp.(a)	47,193	7,079,696
Coway Co. Ltd.(a)	95,105	5,964,744
GS Retail Co. Ltd.	84,315	2,571,625
Hanon Systems	757,232	10,298,985
Hyundai Marine & Fire Insurance Co. Ltd.	197,347	3,977,080
Hyundai Mobis Co. Ltd.	11,968	2,639,006
Kakao Corp.	6,240	2,075,207
Kangwon Land Inc.	278,716	5,654,669
Kia Motors Corp.	114,539	5,982,879
KMW Co. Ltd.(a)(b)	86,750	5,762,166
Korea Electric Power Corp.(a)	224,988	4,361,296
KT&G Corp.	404,784	30,179,097
LG Household & Health Care Ltd.	1,483	2,029,065
LG Uplus Corp.	360,215	3,890,081
NAVER Corp.	88,643	22,229,843

Security	Shares	Value

South Korea (continued)
NCSoft Corp.	32,030	$23,446,116
Netmarble Corp.(a)(b)(c)	59,407	6,710,836
Pearl Abyss Corp.(a)	54,934	10,281,353
S-1 Corp.	194,645	13,861,123
Samsung Biologics Co. Ltd.(a)(c)	8,586	6,098,772
Samsung Electronics Co. Ltd.	583,795	35,189,667
Samsung SDS Co. Ltd.	101,899	15,931,071
SK Hynix Inc.	162,834	14,347,580
SK Telecom Co. Ltd.	156,898	33,675,184
Yuhan Corp.	260,497	15,160,641

		301,848,487

Taiwan — 16.3%
Accton Technology Corp.	531,000	4,452,557
Advantech Co. Ltd.	2,980,855	32,106,744
Asustek Computer Inc.	2,245,000	19,612,490
AU Optronics Corp.(a)	18,016,000	7,711,436
Cathay Financial Holding Co. Ltd.	3,734,034	5,292,693
Chicony Electronics Co. Ltd.	6,704,455	20,088,078
China Development Financial Holding Corp.	12,993,000	4,066,224
China Steel Corp.	4,621,000	3,696,476
Chunghwa Telecom Co. Ltd.	16,059,000	61,131,532
Compal Electronics Inc.	28,128,000	19,046,413
E.Sun Financial Holding Co. Ltd.	20,253,335	17,871,112
Far EasTone Telecommunications Co. Ltd.	17,963,000	39,073,976
First Financial Holding Co. Ltd.	73,382,900	54,839,252
Formosa Petrochemical Corp.	2,359,000	7,490,203
Formosa Plastics Corp.	2,520,840	7,535,324
Hua Nan Financial Holdings Co. Ltd.	60,859,563	38,754,533
Lite-On Technology Corp.	8,617,752	14,527,953
Mega Financial Holding Co. Ltd.	13,365,000	13,340,382
Pou Chen Corp.	3,424,000	3,754,057
Powertech Technology Inc.	1,010,000	3,260,065
President Chain Store Corp.	3,093,000	28,105,850
Quanta Computer Inc.	2,921,000	7,891,132
Standard Foods Corp.	1,775,476	3,887,017
Synnex Technology International Corp.	12,496,000	19,509,587
Taiwan Business Bank	34,760,704	12,134,690
Taiwan Cooperative Financial Holding Co. Ltd.	80,684,599	57,465,042
Taiwan High Speed Rail Corp.	7,963,000	8,786,470
Taiwan Mobile Co. Ltd.	17,719,000	60,363,649
Taiwan Semiconductor Manufacturing Co. Ltd.	3,599,000	60,672,555
Uni-President Enterprises Corp.	3,169,000	7,226,910
United Microelectronics Corp.	5,456,000	7,752,583
WPG Holdings Ltd.	11,338,440	16,966,388

		668,413,373

Thailand — 5.5%
Advanced Info Service PCL, NVDR	6,843,000	39,700,711
Airports of Thailand PCL, NVDR(b)	18,799,300	39,773,726
Bangkok Dusit Medical Services PCL, NVDR	38,958,900	27,689,797
Bangkok Expressway & Metro PCL, NVDR	72,297,700	21,868,560
BTS Group Holdings PCL, NVDR(b)	52,413,400	17,673,279
Bumrungrad Hospital PCL, NVDR	2,855,200	11,751,154
CP ALL PCL, NVDR(a)	15,645,000	31,290,000
Home Product Center PCL, NVDR(b)	27,035,300	13,137,815
Intouch Holdings PCL, NVDR	7,058,000	12,949,388
Siam Cement PCL (The), NVDR	479,400	5,927,127
Thai Union Group PCL, NVDR	8,100,900	4,043,755

		225,805,312

3

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Emerging Markets Min Vol Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Turkey — 0.6%
BIM Birlesik Magazalar AS	2,381,860	$21,314,865
Turkcell Iletisim Hizmetleri AS	1,939,126	3,668,901

		24,983,766

United Arab Emirates — 1.7%
Dubai Islamic Bank PJSC	3,874,070	4,725,054
Emirates Telecommunications Group Co. PJSC	8,084,907	38,122,753
First Abu Dhabi Bank PJSC	7,538,322	25,899,738

		68,747,545

Total Common Stocks — 99.6% (Cost: $3,407,508,895)		4,093,899,265

Preferred Stocks

Russia — 0.4%
Surgutneftegas PJSC, Preference Shares, NVS	29,533,100	15,321,538

Total Preferred Stocks — 0.4% (Cost: $15,529,672)		15,321,538

Short-Term Investments

Money Market Funds — 1.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.19%(e)(f)(g)	71,970,376	72,013,558

Total Short-Term Investments — 1.8% (Cost: $71,993,781)		72,013,558

Total Investments in Securities — 101.8% (Cost: $3,495,032,348)		4,181,234,361

Other Assets, Less Liabilities — (1.8)%		(72,335,311)

Net Assets — 100.0%		$4,108,899,050

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$54,438,073	$17,600,539	(a)	$—		$(13,049)	$(12,005)	$72,013,558	71,970,376	$280,481	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	7,040,000	—		(7,040,000	)(a)	—	—	—	—	1,202		—

						$(13,049)	$(12,005)	$72,013,558		$281,683		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

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Consolidated Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Emerging Markets Min Vol Factor ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index	61	12/18/20	$3,667	$(61,738)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$4,093,899,236	$—	$29	$4,093,899,265
Preferred Stocks	15,321,538	—	—	15,321,538
Money Market Funds	72,013,558	—	—	72,013,558

	$4,181,234,332	$—	$29	$4,181,234,361

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(61,738)	$—	$—	$(61,738)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

JSC	Joint Stock Company

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

PJSC	Public Joint Stock Company

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